Fair Value Measurements - Additional Information (Detail)	Oct. 03, 2020
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Percentage of Cash and Cash Equivalent Balances With Financial Institutions	26.00%